SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Total Revenue	$ 36,908	$ 206,753	$ 494,661	$ 2,140,871
Sales Of Computing Equipment [Member]
Disaggregation of Revenue [Line Items]
Total Revenue				499,758
Computing Power Sharing Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 36,908	$ 206,753	138,508	1,077,061
Project Management For Computing Share [Member]
Disaggregation of Revenue [Line Items]
Total Revenue			6,153	564,052
Consulting Service [Member]
Disaggregation of Revenue [Line Items]
Total Revenue			$ 350,000